UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$4,550	$4,141,365
Alaska — 0.5%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,221,876
Arizona — 3.3%
Maricopa County IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,509,398
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,215	1,928,955
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	1,992,180
5.00%, 12/01/37	2,360	2,342,914
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	155	156,179
		7,929,626
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,155	1,158,650
California — 13.1%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	255	251,807
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,677,691
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,534,488
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	820	946,550
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,598,125
John Muir Health, 5.13%, 7/01/39	1,510	1,575,670
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	555	617,732
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,115	4,549,338
Montebello Unified School District California, GO, CAB (NPFGC) (b):
5.65%, 8/01/22	2,405	1,505,386
5.63%, 8/01/23	2,455	1,449,113

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	$3,475	$1,536,749
State of California, GO, Various Purpose:
6.50%, 4/01/33	8,370	10,294,598
5.00%, 10/01/41	2,015	2,181,842
		31,719,089
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,484,376
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, Subordinate, 8.13%, 12/01/25	1,000	971,930
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	710	799,460
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,437,863
		4,693,629
Connecticut — 2.3%
Connecticut State Development Authority, RB, AFCO, Cargo BDL LLC Project, AMT, 8.00%, 4/01/30	2,700	1,621,161
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	955	1,026,253
Wesleyan University, 5.00%, 7/01/35	2,515	2,834,782
		5,482,196
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	790	819,025
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,430	2,454,105
		3,273,130
District of Columbia — 3.1%
District of Columbia, RB, Tax Increment, City Market at O Street Project, 5.13%, 6/01/41	1,520	1,592,367
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (b)	13,485	3,857,385
First Senior Lien, Series A, 5.00%, 10/01/39	505	547,748

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB (concluded):
First Senior Lien, Series A, 5.25%, 10/01/44	$1,470	$1,596,273
		7,593,773
Florida — 6.9%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	2,375	2,667,885
County of Broward Florida, RB, Water & Sewer Utility, Series A, 5.25%, 10/01/34	750	840,660
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	2,340	516,742
County of Miami-Dade Florida, Refunding RB, Miami International Airport , Series A-1, 5.38%, 10/01/41	2,620	2,895,650
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	2,087,060
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,900	1,767,380
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,570	1,677,749
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,400	2,430,648
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	665	427,529
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,495	1,418,650
		16,729,953
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	631,864
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax Revenue, Third Indenture Series A, 5.00%, 7/01/39	2,410	2,622,924
		3,254,788
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	440	484,141
6.75%, 11/15/29	630	670,660
7.00%, 11/15/39	430	455,430
		1,610,231

Municipal Bonds	Par (000)	Value
Hawaii — 0.4%
State of Hawaii, Harbor System, Refunding RB, Series A, 5.25%, 7/01/30	$945	$1,053,694
Illinois — 9.9%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	1,460	1,654,297
5.00%, 12/01/41	485	519,236
City of Chicago Illinois, RB, Series A, 5.25%, 1/01/38	570	642,766
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien:
Series A, 5.75%, 1/01/39	2,000	2,282,800
Series C, 6.50%, 1/01/41	4,055	4,900,224
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,000	1,033,130
City of Chicago Illinois, Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	730	814,235
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,219,219
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT, 5.35%, 2/01/27	2,525	2,536,868
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B-1 (AGM), 6.25%, 6/15/47 (b)	13,220	1,919,808
Series B-1 (AGM), 5.00%, 6/15/50	2,190	2,252,481
Series B-2, 5.00%, 6/15/50	1,740	1,789,033
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	930	1,061,056
6.00%, 6/01/28	800	897,056
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	487,225
		24,009,434
Indiana — 2.2%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	1,090	1,218,685
Parkview Health System, Series A, 5.75%, 5/01/31	2,300	2,555,576
Sisters of St. Francis Health, 5.25%, 11/01/39	585	628,442
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	775	883,888
		5,286,591

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,435	$1,539,023
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,520	1,741,266
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,231,057
		2,972,323
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	700	772,912
Louisiana — 2.0%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	633,698
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,778,915
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	462,224
		4,874,837
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	223,079
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	309,483
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	601,182
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,520	1,675,967
		2,586,632
Massachusetts — 2.3%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,350,643
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,338,131

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	$2,900	$2,907,772
		5,596,546
Michigan — 2.2%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	635	801,529
Flint Hospital Building Authority Michigan, Refunding RB (ACA), 6.00%, 7/01/20	1,150	1,156,267
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	1,029,299
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	2,105	2,270,369
		5,257,464
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,496,093
Tobacco Securitization Authority Minnesota, Refunding RB:
5.25%, 3/01/25	3,110	3,514,766
5.25%, 3/01/31	1,310	1,420,957
		7,431,816
Mississippi — 0.7%
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project (AGM):
5.25%, 7/01/17	350	400,393
5.25%, 7/01/19	435	488,275
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	758,160
		1,646,828
Nebraska — 0.9%
City of Omaha, RB, Nebraska Sanitary Sewerage System, 4.25%, 11/15/38	2,130	2,246,873
New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,471,463
New Jersey — 7.7%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	5,385	5,627,002
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,000	1,017,760
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	2,950	2,937,285

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	$3,500	$3,773,280
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,575	1,807,139
Series B, 5.25%, 6/15/36	1,705	1,918,381
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,740	1,630,885
		18,711,732
New York — 4.6%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	890	900,155
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,666,035
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,925,258
Series D, 5.25%, 11/15/40	840	931,560
New York City Industrial Development Agency, RB:
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,500,900
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	725	733,192
Series C, 6.80%, 6/01/28	535	554,314
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	850	920,125
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	900	974,250
6.00%, 12/01/42	875	943,924
		11,049,713
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	1,031,071
Pennsylvania — 4.9%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,510	1,231,465
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,676,472

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	$2,520	$2,927,031
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,500	3,064,915
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,114,735
Commercial Development, AMT, 7.75%, 12/01/17 (c)	725	725,848
Saligman House Project, Series C, 6.10%, 7/01/33	1,245	1,255,969
		11,996,435
Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, First Sub-Series C, 6.53%, 8/01/38 (b)	2,975	681,364
CAB, Senior Series C, 6.25%, 8/01/39 (b)	9,665	2,250,689
CAB, Series A, 6.26%, 8/01/35 (b)	4,000	1,112,560
First Sub-Series A, 6.50%, 8/01/44	3,860	4,548,392
		8,593,005
South Carolina — 1.5%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,523,417
South Carolina State Public Service Authority, Refunding RB, 5.00%, 12/01/36	1,065	1,205,420
		3,728,837
Tennessee — 2.2%
Educational Funding of the South Inc., RB, Senior Sub-Series B, AMT, 6.20%, 12/01/21	2,685	2,690,799
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,685	2,684,866
		5,375,665
Texas — 9.9%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,708,071
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	1,480	1,584,236
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	1,050	1,197,137

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	$1,070	$1,180,371
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,272,785
La Vernia Higher Education Finance Corp., RB, KIPP Inc., Series A, 6.38%, 8/15/44	450	490,518
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 7.55%, 9/01/37 (b)	1,400	326,900
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,616,584
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,211,045
5.50%, 8/01/25	1,120	1,227,643
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,990	3,368,115
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,890,927
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	875	876,995
		23,951,327
US Virgin Islands — 1.4%
United States Virgin Islands, Refunding RB, Government Refinery, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,460,035
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,525	2,718,541
Vermont — 1.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	2,370	2,393,605
Washington — 1.2%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	1,225	1,225,809

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	$1,375	$1,613,356
		2,839,165
Wisconsin — 4.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,918,132
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,710	1,855,538
New Castle Place Project, Series A, 7.00%, 12/01/31	825	598,199
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,812,073
		10,183,942
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	210	223,616
Total Municipal Bonds – 108.8%		264,034,510

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,690	1,850,595
California — 8.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,569,091
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	1,845	2,069,186
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,771,972
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	858,453
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	7,290,162
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,807,838
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	1,670	1,712,083
		20,078,785

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Colorado — 2.5%
Colorado Health Facilities Authority, RB (AGM):
Series C-3, 5.10%, 10/01/41	$2,580	$2,714,908
Series C-7, 5.00%, 9/01/36	1,650	1,738,490
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,490	1,648,885
		6,102,283
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,678,910
Series X-3, 4.85%, 7/01/37	3,270	3,738,133
		7,417,043
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,939	4,377,651
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,473,650
Massachusetts — 3.8%
Massachusetts School Building Authority, Sales Tax RB:
Senior Series B, 5.00%, 10/15/41	3,150	3,571,880
Series A (AGM), 5.00%, 8/15/30	4,994	5,576,010
		9,147,890
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,612,687
New York — 10.3%
Hudson Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,110	1,254,205
New York City Municipal Water Finance Authority, RB, Water & Sewer, Series FF-2, 5.50%, 6/15/40	1,110	1,277,702
New York Liberty Development Corp., RB:
1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,440	8,452,063
4 World Trade Center Project, 5.75%, 11/15/51	4,460	5,075,168
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,034	4,378,716
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,679,353
		25,117,207

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	$1,080	$1,187,082
Ohio — 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,644	10,558,472
Tennessee — 1.0%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,403,090
Texas — 3.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	5,082,092
Metropolitan Transit Authority of Harris County Texas, RB, 5.00%, 11/01/41	2,350	2,655,524
		7,737,616
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,749	4,169,430
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,094	2,247,843
		6,417,273
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	2,061,919
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	4,213,870
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.5%		112,757,113
Total Long-Term Investments (Cost – $347,183,041) – 155.3%		376,791,623

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	2,909,027	2,909,027

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, 6.45%, 2/20/12	$2,255	2,255,000

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Value
Total Short-Term Securities (Cost – $5,164,027) – 2.1%	$5,164,027
Total Investments (Cost - $352,347,068*) 157.4%	381,955,650
Other Assets Less Liabilities – 1.3%	3,219,134
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.2)%	(58,807,860)
AMPS, at Redemption Value – (34.5)%	(83,700,000)
Net Assets Applicable to Common Shares – 100.0%	$242,666,924

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$292,677,613
Gross unrealized appreciation	$32,823,724
Gross unrealized depreciation	(2,334,463)
Net unrealized appreciation	$30,489,261

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	6,564,515	(3,655,488)	2,909,027	$1,573

(f)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

Portfolio Abbreviations (concluded)

EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
53	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,009,250	$(92,851)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$376,791,623	—	$376,791,623
Short-Term Securities	$2,909,027	2,255,000	—	5,164,027
Total	$2,909,027	$379,046,623	—	$381,955,650

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Liabilities:
Interest rate contracts	$(92,851)	—	—	$(92,851)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 23, 2012